INVESTMENTS - Unaudited condensed financial information of equity investments (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment transaction disclosures
Carrying value of investments under equity method		¥ 6,068,391,137	¥ 4,114,199,782
Operating data:
Equity in income / (loss) of affiliates	$ (10,008,156)	(65,116,066)	601,883,179	¥ (135,780,312)
Balance sheet data:
Total cash paid for equity method investments		200,000,000	1,000,000,000	2,900,000,000
Investment funds
Investment transaction disclosures
Carrying value of investments under equity method		780,000,000	616,000,000
Qunar
Operating data:
Revenue				841,814,520
Gross profit				537,240,212
Income/(loss) from operations				(4,792,664,736)
Net loss				(4,917,200,749)
Net loss attributable to our equity method investments companies				(2,352,388,839)
Add: Gain from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions				2,352,388,839
Balance sheet data:
Current assets				9,433,080,372
Long-term assets				1,072,464,782
Current liabilities				10,442,341,153
Long-term liabilities				93,019,969
Non-controlling interests				5,282,358
Other equity investments
Operating data:
Revenue			5,917,850,003	7,069,224,177
Gross profit			4,785,282,088	1,581,396,551
Income/(loss) from operations			155,471,096	(20,961,158)
Net loss			(62,190,299)	(189,461,030)
Net loss attributable to our equity method investments companies			(55,314,772)	(127,465,948)
Add: Equity dilution impact			11,027,933	(8,314,364)
Add: Gain from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions			1,369,310,070
Equity in income / (loss) of affiliates			1,325,023,231	(135,780,312)
Balance sheet data:
Current assets			3,353,714,017	4,091,410,052
Long-term assets			17,298,415,142	10,102,034,376
Current liabilities			11,595,906,780	4,043,523,264
Long-term liabilities			1,650,938,946	466,730,372
Non-controlling interests			1,944,540,518	¥ 76,928,317
eLong
Operating data:
Revenue			1,895,409,404
Gross profit			997,644,227
Income/(loss) from operations			(1,312,847,794)
Net loss			(1,635,384,928)
Net loss attributable to our equity method investments companies			(722,307,716)
Add: Equity dilution impact			(832,336)
Equity in income / (loss) of affiliates			(723,140,052)
Balance sheet data:
Current assets			1,978,681,514
Long-term assets			454,710,971
Current liabilities			1,687,293,575
Long-term liabilities			15,970,032
Non-controlling interests			¥ 15,512,748
Equity investments
Operating data:
Revenue		14,242,886,080
Gross profit		8,145,081,600
Income/(loss) from operations		80,460,912
Net loss		(222,770,078)
Net loss attributable to our equity method investments companies		(78,644,006)
Add: Equity dilution impact		13,527,940
Equity in income / (loss) of affiliates		(65,116,066)
Balance sheet data:
Current assets		9,836,444,371
Long-term assets		16,552,821,327
Current liabilities		8,061,346,134
Long-term liabilities		6,191,180,525
Non-controlling interests		¥ 323,853,090